CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
License and milestone	$ 400		$ 400		$ 500	$ 2,115
Operating expenses:
Research and development	230	$ 49	484	$ 95	686	715
General and administrative	1,192	622	2,253	1,139	3,334	1,765
Total operating expenses	1,422	671	2,737	1,234	4,020	2,480
Loss from operations	$ (1,022)	$ (671)	(2,337)	(1,234)	(3,520)	(365)
Other income (expense):
Interest and other expense				(1,007)	(1,006)	(249)
Change in fair value liability for price adjustable warrants	$ 1,914	$ 4,545	$ 3,643	(769)	13	151
Change in fair value of stock reserved for issuance to settle liabilities				(2,455)	(2,503)	31
Change in fair value of embedded features in notes payable and amendments to notes payable						829
Gain on foreign exchange transactions		$ 2		2
Gain (loss) on debt extinguishment				4	5	(2,037)
Gain on equipment disposal						30
Gain on settled liabilities	$ 12	45	$ 12	302	534
Total other income (expense), net	1,926	4,592	3,655	(3,923)	(2,957)	(1,245)
Loss before income tax	$ 904	$ 3,921	$ 1,318	$ (5,157)	$ (6,477)	(1,610)
Income tax benefit						(39)
Net loss	$ 904	$ 3,921	$ 1,318	$ (5,157)	$ (6,477)	(1,571)
Deemed dividend related to discount on beneficial conversion feature in Series C convertible preferred shares				(6,000)
Net income (loss) applicable to common stockholders	$ 904	$ 3,921	$ 1,318	$ (11,157)	$ (6,477)	$ (1,571)
Net income (loss) per common share
Basic (in dollars per share)	$ 0.03	$ 0.15	$ 0.05	$ (0.47)
Diluted (in dollars per share)	$ (0.03)	$ 0.11	$ (0.08)	$ (0.47)
Net loss per common share - basic and diluted (in dollars per share)					$ (0.26)	$ (0.09)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic (in shares)	26,036,000	25,633,000	26,036,000	23,563,000
Diluted (in shares)	30,293,000	34,801,000	30,293,000	23,563,000
Shares used in computing net loss per share - basic and diluted (in shares)					24,634,535	16,937,661